Document and Entity Information	12 Months Ended
	Feb. 28, 2013	May 23, 2013
Document Type	20-F
Amendment Flag	false
Document Period End Date	Feb 28, 2013
Trading Symbol	lbix
Entity Registrant Name	LEADING BRANDS INC
Entity Central Index Key	0000884247
Current Fiscal Year End Date	--02-28
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,930,481
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (CAD)	Feb. 28, 2013	Feb. 29, 2012
Current
Cash and cash equivalents	53,352	1,189,539
Accounts receivable	754,404	722,387
Inventory	1,079,590	1,281,653
Prepaid expenses and deposits	307,157	173,650
Total Current Assets	2,194,503	3,367,229
Property, plant and equipment	9,524,643	8,821,967
Other assets	0	77,256
Deferred tax assets	2,407,975	2,714,627
Total Assets	14,127,121	14,981,079
Current
Accounts payable and accrued liabilities	1,921,025	1,855,819
Current portion of long-term debt	143,347	134,852
Current portion of lease inducement	0	24,491
Total Current Liabilities	2,064,372	2,015,162
Long-term debt	75,027	218,374
Derivative Liability - non-employee stock options	244,891	263,143
Total Liabilities	2,384,290	2,496,679
Shareholders' Equity
Share Capital Authorized 500,000,000 common shares without par value 20,000,000 preferred shares without par value Issued 2,930,481 common shares (2012 - 3,236,668)	33,096,167	36,678,050
Additional paid-in capital	18,064,886	15,815,876
Accumulated other comprehensive income - currency translation adjustment	577,916	577,916
Accumulated deficit	(39,996,138)	(40,587,442)
Total Stockholders Equity	11,742,831	12,484,400
Total Liabilities and Shareholders' Equity	14,127,121	14,981,079

Consolidated Balance Sheets (Parenthetical) (CAD)	Feb. 28, 2013	Feb. 29, 2012
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, No Par Value
Preferred Stock, Shares Authorized	20,000,000	20,000,000
Preferred Stock, No Par Value
Common Stock, Shares, Issued	2,930,481	3,236,668

Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (CAD)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Gross Sales	18,365,871	19,456,505	20,048,942
Less: Discounts, rebates and slotting fees	(1,125,529)	(1,052,453)	(1,139,911)
Net Sales	17,240,342	18,404,052	18,909,031
Expenses (income)
Cost of sales	10,832,783	11,287,079	11,690,856
Selling, general and administrative	4,740,375	4,656,298	5,862,189
Depreciation of property, plant and equipment	681,045	676,464	701,389
Interest on long-term debt	17,891	114,902	166,450
Interest on current debt	274	725	958
Gain on contract settlement	0	0	(158,960)
Foreign exchange loss (gain)	593	4,666	(6,620)
Interest income	(2,908)	(8,216)	(15,997)
Change in derivative liability	(18,252)	17,160	65,677
Loss on disposal of assets	90,585	11,013	4,238
Operating Expenses	16,342,386	16,760,091	18,310,180
Income before income tax	897,956	1,643,961	598,851
Income tax provision	306,652	93,103	680,879
Net and Comprehensive income (loss)	591,304	1,550,858	(82,028)
Earnings per share
Basic	0.2	0.46	(0.02)
Diluted	0.17	0.44	(0.02)
Weighted average common shares outstanding
Basic	3,012,647	3,368,751	3,853,866
Diluted	3,314,762	3,541,859	3,853,866

Consolidated Statements of Cash Flows (CAD)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Cash provided by (used in) Operating activities
Net income (loss)	591,304	1,550,858	(82,028)
Items not involving cash
Depreciation of property, plant and equipment	681,045	676,464	701,389
Amortization of leasehold inducement	(24,491)	(25,560)	(25,560)
Loss on disposal of assets	90,585	11,013	4,238
Non-cash component of gain on contract settlement	0	0	(108,960)
Stock based compensation	151,916	414,822	1,674,875
Change in derivative liability	(18,252)	17,160	65,677
Deferred income tax provision	306,652	93,103	680,879
Changes in non-cash operating working capital
Accounts receivable, net	(32,017)	8,497	400,105
Inventory, net	202,063	(306,914)	643,786
Prepaid expenses and other assets	(56,251)	(72,991)	(47,936)
Accounts payable	65,206	265,958	(614,403)
Net Cash Provided by (Used in) Operating Activities	1,957,760	2,632,410	3,292,062
Investing activities
Purchase of property, plant and equipment	(1,496,572)	(401,709)	(597,762)
Proceeds on disposal of assets	21,955	561	0
Net Cash Provided by (Used in) Investing Activities	(1,474,617)	(401,148)	(597,762)
Financing activities
Repurchase of common shares	(1,544,342)	(1,168,764)	(1,032,525)
Proceeds from issuance of common shares	59,553	19,251	0
Repayment of long-term debt	(134,852)	(1,762,800)	(1,690,608)
Net Cash Provided by (Used in) Financing Activities	(1,619,641)	(2,912,313)	(2,723,133)
Decrease in cash and cash equivalents	(1,136,498)	(681,051)	(28,833)
Effect of exchange rates on cash	311	(10)	47
Cash and cash equivalents, beginning of year	1,189,539	1,870,600	1,899,386
Cash and cash equivalents, end of year	53,352	1,189,539	1,870,600
Supplementary disclosure of cash flow information Cash paid (received) during the year
Interest received	(2,908)	(8,216)	(15,997)
Interest paid	18,165	79,061	169,783
Income taxes	0	0	0

Consolidated Statements of Changes in Shareholders Equity (CAD)	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	AOCI [Member]	Accum. Deficit [Member]	Total
Beginning Balance at Feb. 28, 2010	44,508,673		8,257,899	577,916	(42,056,272)	11,288,216
Beginning Balance (Shares) at Feb. 28, 2010	3,923,275
Net income					(82,028)	(82,028)
Shares repurchased under provisions of the share repurchase plan		(3,920,859)	2,888,335			(1,032,524)
Shares cancelled	(3,901,323)	3,901,323
Shares cancelled (Shares)	(344,026)
Stock based compensation expense			1,494,569			1,494,569
Ending Balance at Feb. 28, 2011	40,607,350	(19,536)	12,640,803	577,916	(42,138,300)	11,668,233
Ending Balance (Shares) at Feb. 28, 2011	3,579,249
Net income					1,550,858	1,550,858
Exercise of stock options	39,192		(19,941)			19,251
Exercise of stock options (Shares)	7,400
Shares repurchased under provisions of the share repurchase plan		(3,948,956)	2,780,192			(1,168,764)
Shares cancelled	(3,968,492)	3,968,492
Shares cancelled (Shares)	(349,981)
Stock based compensation expense			414,822			414,822
Ending Balance at Feb. 29, 2012	36,678,050		15,815,876	577,916	(40,587,442)	12,484,400
Ending Balance (Shares) at Feb. 29, 2012	3,236,668
Net income					591,304	591,304
Exercise of stock options	112,449		(52,896)			59,553
Exercise of stock options (Shares)	20,000
Shares repurchased under provisions of the share repurchase plan		(3,694,332)	2,149,990			(1,544,342)
Shares cancelled	(3,694,332)	3,694,332
Shares cancelled (Shares)	(326,187)
Stock based compensation expense			151,916			151,916
Ending Balance at Feb. 28, 2013	33,096,167		18,064,886	577,916	(39,996,138)	11,742,831
Ending Balance (Shares) at Feb. 28, 2013	2,930,481

Operations and Summary of Significant Accounting Principles	12 Months Ended
Feb. 28, 2013
Operations and Summary of Significant Accounting Principles [Text Block]
1.	Operations and Summary of Significant Accounting Principles

Nature of Operations

Leading Brands, Inc. (the “Company”) and its subsidiaries are involved in the development, production, marketing and distribution of the Company’s branded beverage brands and bottling for third parties.

The Company sells branded beverage products through its Integrated Distribution System (IDS) of distributors, wholesalers, and grocery chains. Its principal product lines include juices and other premium beverages. The bottling plant provides bottling services for the Company’s own products and for an external customer. The Company also uses the services of third party bottlers as required to meet its objectives.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (U.S. GAAP). The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes.

On an ongoing basis, the Company evaluates its estimates, including those related to inventories, trade receivables, useful lives of property, plant and equipment, income taxes, and stock-based compensation, among others. The reported amounts and note disclosures are determined using management’s best estimates based on assumptions that reflect the most probable set of economic conditions and planned course of action. Actual results could differ from those estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Foreign Currency Translation

The Company’s functional and reporting currency is the Canadian dollar. Foreign-currency denominated transactions are translated at the rate of exchange prevailing at the time of the transaction. Monetary assets and liabilities have been translated into Canadian dollars at the year-end exchange rate. All such exchange gains and losses are included in the determination of income.

Cash and Cash Equivalents	Amounts recognized as cash and cash equivalents include investments of surplus cash in highly liquid securities with maturities at date of purchase of three months or less.

Accounts Receivable

Accounts receivable invoices are recorded when the products are delivered and title transfers to customers or when bottling services are performed and collection of related receivables is reasonably assured. Allowances for doubtful accounts are based primarily on historical write-off experience. Account balances that are deemed uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Allowances for doubtful accounts of $124,672 and $43,353 as of February 28, 2013 and February 29, 2012, respectively, are netted against accounts receivable.

Allowances for Doubtful Accounts	2013	2012	2011

Balance at beginning of year	$43,353	$24,227	$70,249
Bad debt provision	95,838	35,925	30,183
Write-off of receivables	(14,519)	(16,799)	(76,205)
Balance at end of year	$124,672	$43,353	$24,227

Inventory

Raw materials and finished goods purchased for resale are valued at the lower of cost, determined on a first-in, first-out basis, and market value. Finished goods, produced from manufacturing operations, are valued at the lower of standard cost which approximates average cost of raw materials, direct labour and overhead and market value. The provisions for obsolete or excess inventory are based on estimated forecasted usage of inventories. A significant change in demand for certain products as compared to forecasted amounts may result in recording additional provisions for obsolete inventory. Provisions for obsolete or excess inventory are recorded as cost of goods sold.

Property, plant and equipment	Property, plant and equipment are recorded at cost and are amortized using the declining-balance method at annual rates as follows:

Plant and equipment	7% - 20%
Buildings	5%
Automotive equipment	20%
Land improvements	8%
Furniture, fixtures, computer hardware and software	20%

Leasehold improvements are amortized over the lesser of their expected life or the lease term.

Management reviews property, plant and equipment for impairment when conditions exist that indicate the carrying amount of the assets may not be fully recoverable. If required an undiscounted operating cash flow analysis is completed to determine if impairment exists. When testing for impairment of assets held for use, assets and liabilities are grouped at the lowest level for which cash flows are separately identifiable. If impairment is determined to exist, the loss is calculated based on estimated fair value.

Leases

Leases are classified as either capital or operating in nature. Capital leases are those which substantially transfer the benefits and risks of ownership to the lessee. Obligations recorded under capital leases are reduced by the principal portion of lease payments. The imputed interest portion of the lease payment is charged to expense.

Revenue Recognition

Revenue on sales of products is recognized when the products are delivered and title transfers to customers. Revenues from the provision of manufacturing, packaging or other services are recognized when the services are performed and collection of related receivables is reasonably assured. The Company records shipping and handling revenue as a component of sales revenue, and shipping and handling costs are included in the cost of sales.

Incentives offered to customers including rebates, cash discounts, volume discounts, and slotting fees are recorded as a reduction of net sales when sales are recognized.

Advertising Costs

Advertising costs, which also include samples, trade show, product demo, media promotion costs are expensed as incurred. During the year ended February 28, 2013, February 29, 2012 and February 28, 2011, we incurred advertising cost of $646,915, $419,070 and $374,733, respectively.

Earnings (loss) per common share

The Company uses the Treasury Stock Method to calculate earnings (loss) per common share. Under this method basic earnings (loss) per share is based on the weighted average aggregate number of common and non-voting shares outstanding during each period. The diluted earnings per share calculation assumes that the outstanding stock options and share purchase warrants had been exercised at the beginning of the period.

Stock-Based Compensation

Compensation costs are charged to the Consolidated Statements of Income (Loss) and Comprehensive Income (Loss). Compensation costs for employees are amortized over the period from the grant date to the date the options vest. Compensation expense for non-employees is recognized immediately for past services and pro-rata for future services over the service provision period. Compensation for non-employees is re-measured at each balance sheet date until the earlier of the vesting date or the date of completion of the service. Upon exercise of stock options, the consideration paid by the option holder, together with the amount previously recognized in additional paid-in capital, is recorded as an increase to share capital.

The Company uses the Black-Scholes option valuation model to calculate the fair value of stock options at the date of grant. Option pricing models require the input of highly subjective assumptions, including the expected price volatility. Changes in these assumptions can materially affect the fair value estimate.

Changes in fair value are recognized as stock compensation until fully vested, and after that time as change in fair value.

Income Tax

Deferred income tax assets and liabilities are computed based on differences between the carrying amount of assets and liabilities on the balance sheet and their corresponding tax values using the enacted income tax rates by tax jurisdiction when these differences are expected to be realized. Deferred income tax assets also result from unused loss carry-forwards and other deductions. The valuation of deferred income tax assets is reviewed annually and adjusted, if necessary, by use of a valuation allowance to reflect the estimated realizable amount. Significant management judgement is required in determining the provision for income taxes, the deferred income tax assets and liabilities and any valuation allowance recorded against the net future income tax assets. Management evaluates all available evidence, such as recent and expected future operating results by tax jurisdiction, and current and enacted tax legislation and other temporary differences between book and tax accounting to determine whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. Management has determined certain of these deferred tax assets do not meet the more likely than not criteria, and accordingly, these deferred income tax asset amounts have been partially offset by a valuation allowance (Note 10). No reserves for an uncertain tax position have been recorded for the years ended February 28, 2013 or February 29, 2012.

Comprehensive Income	Comprehensive income includes both net earnings and other comprehensive income which are presented in a single continuous statement.

Fair Value Measurements

The book value of cash and cash equivalents, accounts receivable, and accounts payable and accrued liabilities approximate their fair values due to the immediate or short-term maturity of those instruments. Based on borrowing rates currently available to the Company under similar terms, the book value of long term debt and capital lease obligations approximate their fair values. The fair value hierarchy under US GAAP is based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 - observable inputs other than Level I, quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, and model-derived prices whose inputs are observable or whose significant value drivers are observable; and

Level 3 - assets and liabilities whose significant value drivers are unobservable by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company had certain financial liabilities required to be recorded at fair value on a recurring basis in accordance with US GAAP. As at February 28, 2013 and February 29, 2012, the derivative liability on non-employee stock options is a financial liability classified for Level 3 fair value measurement. See Note 14 for more information.

Recent Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (FASB) issued guidance that requires an entity to disclose information showing the effect of items reclassified from accumulated other comprehensive income on the line items of net income. The provisions of this new guidance were effective prospectively as of the beginning of the year ended February 28, 2014.

In July 2012, the FASB issued new accounting guidance that permits an entity to first assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform a quantitative impairment test. An entity would continue to calculate the fair value of an indefinite-lived intangible asset if the asset fails the qualitative assessment, while no further analysis would be required if it passes. The provisions of the new guidance were effective as of the beginning of the year ended February 28, 2014. We do not expect the new guidance to have an impact on our 2014 impairment test results.

In December 2011, the FASB issued new disclosure requirements that are intended to enhance current disclosures on offsetting financial assets and liabilities. The new disclosures require an entity to disclose both gross and net information about derivative instruments accounted for in accordance with the guidance on derivatives and hedging that are eligible for offset on the balance sheet and instruments and transactions subject to an agreement similar to a master netting arrangement. The provisions of the new disclosure requirements are effective as of the beginning of the year ended February 28, 2015. We are currently evaluating the impact of the new guidance on our financial statements.

Inventory	12 Months Ended
Feb. 28, 2013
Inventory [Text Block]
2.	Inventory

	2013	2012
Finished goods, net	$526,810	$610,421
Raw materials	552,780	671,232
	$1,079,590	$1,281,653

The ending balance above includes a total inventory obsolescence provision of $129,106 as at February 28, 2013 (2012 - $115,413).

Inventory Obsolescence Provision	2013	2012	2011

Balance at beginning of year	$115,413	$117,320	$118,652
Obsolescence provision	242,717	88,883	600,358
Write-off of inventory	(229,024)	(90,790)	(601,690)
Balance at end of year	$129,106	$115,413	$117,320

Property, Plant and Equipment	12 Months Ended
Feb. 28, 2013
Property, Plant and Equipment [Text Block]
3.	Property, Plant and Equipment

		2013
		Accumulated
	Cost	Depreciation	Net
Plant and equipment	$15,572,642	$8,210,156	$7,362,486
Buildings	1,931,944	1,201,991	729,953
Automotive equipment	274,899	35,765	239,134
Land	433,613	-	433,613
Land improvements	1,861	1,226	635
Leasehold improvements	594,730	182,224	412,506
Furniture and fixtures	602,617	554,837	47,780
Computer hardware and software	2,259,805	1,961,269	298,536
	$21,672,111	$12,147,468	$9,524,643

		2012
		Accumulated
	Cost	Depreciation	Net
Plant and equipment	$14,851,617	$7,689,018	$7,162,599
Buildings	1,931,944	1,163,572	768,372
Automotive equipment	9,567	8,934	633
Land	433,613	-	433,613
Land improvements	1,861	1,171	690
Leasehold improvements	229,482	170,409	59,073
Furniture and fixtures	603,049	544,013	59,036
Computer hardware and software	2,604,200	2,266,249	337,951
	$20,665,333	$11,843,366	$8,821,967

Property, plant and equipment includes equipment acquired under capital leases with an initial cost of $2,687,820 (2012 - $2,687,820). Accumulated amortization of assets acquired under capital leases is $902,312 (2012 - $767,919). No impairment of property, plant and equipment was recognized in the year ended February 28, 2013 (2012 - nil).

Prepaid Expenses and Deposits	12 Months Ended
Feb. 28, 2013
Prepaid Expenses and Deposits [Text Block]
4.	Prepaid Expenses and Deposits
	2013	2012
Slotting fees	$112,625	$29,354
Insurance premiums	72,093	61,459
Rental deposits and other	122,439	82,837
	$307,157	$173,650

Long-term Debt	12 Months Ended
Feb. 28, 2013
Long-term Debt [Text Block]
5	Long-term Debt

		2013	2012
a)	Capital lease, principal and interest repayable at $12,729 per month including interest at a seven-year fixed rate of 6.125% per annum, collateralized by certain pieces of manufacturing equipment until September, 2014.	$218,374	$353,226
		218,374	353,226
	Less: current portion	143,347	134,852
		$75,027	$218,374

Minimum payments due over the remaining terms of the capital lease are as follows:

	Principal	Interest
2014	$143,347	$9,396
2015	75,027	1,346
	$218,374	$10,742

b)

The Company has a demand revolving operating bank loan with a credit limit of $3,500,000 (2012 - $3,500,000) subject to the availability of eligible collateral. As at February 28, 2013, $817,700 (2012 - $440,000) of the facility was available, due to a limit on eligible collateral available, interest is charged on the drawn-down amounts at the bank prime rate plus 1.00% to 1.50% (2012 - 1.00% to 1.50%). The operating loan is collateralized by a charge on all assets of the Company and an assignment of all risk insurance on land, buildings, equipment and inventory owned by the Company. The credit facility contains four financial covenants. The Company is in compliance with three of the four covenants and received a waiver for the fourth (capital expenditures exceeding $1,000,000) at February 28, 2013 (2012: in compliance with all).

Lease Inducement	12 Months Ended
Feb. 28, 2013
Lease Inducement [Text Block]
6	Lease Inducement

In the 2009 fiscal year, the Company received a lease inducement of $115,016 worth of leasehold improvements as an incentive to enter into a 5 -year lease term for the Vancouver office. This amount was amortized over the remainder of the lease term. The amortization for the fiscal year ended February 28, 2013 was $24,491 (2012 - $25,560, 2011 - $25,560) with a corresponding credit to rental expense under the category of selling, general and administrative expenses.

Shareholders Equity	12 Months Ended
Feb. 28, 2013
Shareholders Equity [Text Block]
7.	Shareholders’ Equity

a)	Share capital	Number of Authorized Shares
		2013	2012	2011
	Common shares without par value	500,000,000	500,000,000	500,000,000

	Preferred shares without par value	9,999,900	9,999,900	9,999,900
	Series “A” preferred shares	1,000,000	1,000,000	1,000,000
	Series “B” preferred shares	100	100	100
	Series “C” preferred shares	1,000,000	1,000,000	1,000,000
	Series “D” preferred shares	4,000,000	4,000,000	4,000,000
	Series “E” preferred shares	4,000,000	4,000,000	4,000,000
		20,000,000	20,000,000	20,000,000

There are no preferred shares outstanding as at February 28, 2013 (2012 - nil; 2011 - nil).

In the year ended February 28, 2013, the Company repurchased and cancelled 326,187 of its issued and outstanding shares in the amount of $1,544,342. Since the average issue price of cancelled common shares at the time of repurchase was $11.34, share capital has been reduced by $3,694,332 and additional paid-in capital has been increased by $2,149,990.

In the year ended February 29, 2012, the Company repurchased 344,381 of its issued and outstanding shares in the amount of $1,149,228, and cancelled an additional 5,600 shares held in treasury at prior year-end in the amount of $19,536. Since the average issue price of cancelled common shares at the time of repurchase was $11.34, share capital has been reduced by $3,968,492 and additional paid-in capital has been increased by $2,780,192.

In the year ended February 28, 2011, the Company repurchased 349,626 of its issued and outstanding shares in the amount of $1,032,524, of which 5,600 shares were held in treasury at year-end in the amount of $19,536. For those shares repurchased and cancelled, share capital was reduced by $3,901,323 and additional paid-in capital increased by $2,888,335.

b)	Shareholder protection rights plan

On August 26, 2003, a Shareholder Protection Rights Plan was adopted whereby one share purchase right is attached to each outstanding common share, exercisable only in the case of a specific event, such as the acquisition by an acquirer of 20% or more of the issued common shares of the Company, and at a predetermined calculated price.

At the Annual General Meeting on June 30, 2010, shareholders approved the updating and five-year extension of the Company’s Shareholder Protection Rights Plan.

c)	Stock options

The Company occasionally grants stock options to its employees, officers, directors, and consultants to purchase common shares of the Company. The options granted are exercisable at a price which is equal to or greater than the fair market value of the common shares at the date the options are granted. The options are granted with varied vesting periods including immediately, one and five years. Options granted generally have a life of 10 years. The Company does not have a formal stock option plan.

At February 28, 2013, stock options were outstanding and exercisable as follows:

		Weighted
		Average	Weighted		Weighted
	Number of	Remaining	Average	Number of	Average
Range of	Options	Contractual	Exercise	Options	Exercise
Exercise Prices	Outstanding	Life (Years)	Price (USD)	Exercisable	Price (USD)
$2.45 to $2.99	692,000	7.25	$2.45	692,000	$2.45
$3.00 to $3.99	174,000	5.80	3.19	146,182	3.15
$4.00 to $5.99	40,433	1.54	5.07	40,433	5.07
$6.00 to $24.65	48,000	4.66	9.33	47,410	9.37
	954,433			926,025

A summary of the Company’s stock option activity is as follows:

		Weighted Average
	Outstanding	Exercise Price
	Options	(USD)
Options outstanding as at February 28, 2010	435,800	$4.74
Granted	747,000	2.45
Forfeited	(64,166)	3.16
Expired	(149,634)	4.82
Options outstanding as at February 28, 2011	969,000	3.07
Granted	20,000	3.00
Expired	(5,167)	7.22
Exercised	(7,400)	2.63
Options outstanding as at February 29, 2012	976,433	3.05
Granted	-	-
Expired	(2,000)	6.20
Exercised	(20,000)	3.00
Options outstanding as at February 28, 2013	954,433	$3.04
Options exercisable, February 28, 2013	926,025	3.03
Options vested and expected to vest	954,433	$3.04

The aggregate intrinsic value of stock options exercised during the year ended February 28, 2013 was $22,200 USD (2012 - $8,060, 2011 - $nil).

The aggregate intrinsic value of stock options outstanding as at February 28, 2013 was $945,640 USD (2012 - $1,059,900, 2011 - $667,950).

The aggregate intrinsic value of stock options exercisable as at February 28, 2013 was $936,711 USD (2012 - $1,023,571, 2011 - $560,052).

A summary of the Company’s non-vested stock option activity and related information for the year ended February 28, 2013 is as follows:

		Weighted Average
		Exercise
	Outstanding Options	Price (USD)
Non-vested at March 1, 2012	71,874	$3.87
Granted	-	-
Vested	(21,466)	5.04
Exercised	(20,000)	3.00
Expired	(2,000)	6.20
Non-vested at February 28, 2013	28,408	$3.43

As of February 28, 2013, there was $97,377 of total unrecognized compensation cost related to non-vested stock options. That cost is expected to be recognized over a weighted average period of 1.0 years.

d)	Share purchase warrants

The Company’s issued and outstanding share purchase warrants as at February 28, 2013, February 29, 2012 and February 28, 2011 are as follows:

	Number of	Average
	Warrants	Exercise Price
		(USD)

Share purchase warrants issued and outstanding, February 29, 2012 and February 28, 2011	363,400	$19.75

Expired	(363,400)	$19.75

Share purchase warrants issued and outstanding, February 28, 2013	-	$-

The Company issued 330,000 common share purchase warrants related to a private placement and 33,400 common share purchase warrants to the placement agent pursuant to the terms of an agreement related to the issuance of common shares on August 9, 2007. Each common share purchase warrant is exercisable for the purchase of one common share and all of the warrants expired on February 9, 2013. All share purchase warrants expired unexercised.

e)	Earnings (loss) per common share

For the years ended February 28, 2013, February 29, 2012, and February 28, 2011, common equivalent shares (consisting of shares issuable on exercise of stock options and warrants) totaling 473,833, 511,400, and 1,332,400 respectively, were not included in the computation of diluted earnings per share because the effect was anti-dilutive.

	2013	2012	2011
Weighted average shares - basic EPS	3,012,647	3,368,751	3,853,866

Plus: incremental shares from assumed exercise of stock options	302,115	173,108	-
Weighted average shares - diluted EPS	3,314,762	3,541,859	3,853,866

	2013	2012	2011
Net income (loss)	$591,304	$1,550,858	$(82,028)
Gain/ Loss from dilutive instruments	(18,252)	17,160	-
Net Income	$573,052	$1,568,018	$(82,028)
Earnings(loss) per share, basic	$0.20	$0.46	$(0.02)
Earnings (loss) per share, diluted	$0.17	$0.44	$(0.02)

Stock-Based Compensation	12 Months Ended
Feb. 28, 2013
Stock-Based Compensation [Text Block]
8.	Stock-Based Compensation

There were no options granted during the year ended February 28, 2013. The weighted average date-of-grant fair value of the options granted during the year ended February 29, 2012 was $2.65 USD per option (2011- $2.17 USD). The estimated fair value of the stock options granted was determined using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2013	2012	2011

Risk-free rate	-	1.11%	3.29%
Dividend yield	-	nil%	nil%
Volatility factor of the expected market price of the Company’s common shares	-	97%	94%
Weighted average expected life of the options (months)	-	120	120

In connection with the vesting of certain employees’, officers’ and directors’ stock options for the year ended February 28, 2013, the Company has recorded stock option compensation of $151,916 (2012 - $414,822 ; 2011 - $1,494,569) which was credited to additional paid-in capital and expensed in selling, general and administrative expenses in the year.

Derivative Liability	12 Months Ended
Feb. 28, 2013
Derivative Liability [Text Block]
9.	Derivative Liability

In accordance with ASC 815-40-15, stock options granted to non-employees that are exercisable in US dollars are required to be accounted for as derivative liabilities because they are considered not to be indexed to the Company’s stock due to their exercise price being denominated in a currency other than the Company’s functional currency.

The non-employee options are required to be re-valued with the change in fair value of the liability recorded as a gain or loss on the change of fair value of derivative liability and included in other items in the Company’s Consolidated Statements of Income (loss) at the end of each reporting period. The fair value of the options will continue to be classified as a liability until such time as they are exercised, expire or there is an amendment to the respective agreements that renders these financial instruments to be no longer classified as a liability.

The non-employee share purchase option liabilities are accounted for at their respective fair values and are summarized as follows:

	2013	2012	2011
Derivative liability, opening balance	$263,143	$245,983	$-
Fair value of non-employee options granted	-	-	180,306
Fair value of non-employee options exercised	-	-	-
Change in fair value of options	(18,252)	17,160	65,677
Derivative liability, closing balance	$244,891	$263,143	$245,983

An estimate for the fair value of non-employee stock options is determined through use of the Black-Scholes Model. Assumptions applied by management as at February 28, 2013 were as follows: (1) risk-free rate of 1.55% (2012 – 1.78%); (2) dividend yield of nil (2012 - nil); (3) an expected volatility of 111.9% (2012 – 113.4%); (4) an expected life of 87 months (2012 - 99 months); and (5) an exercise price of $2.45 USD. These options have been included in the stock options data presented in Note 7(c).

Non-employee option holders’ exercise will result in a reduction of the option derivative liability.

Income Tax	12 Months Ended
Feb. 28, 2013
Income Tax [Text Block]
10.	Income Tax

Earnings before income taxes and the provision for income taxes consisted of the following for the years ended February 28, 2013, February 29, 2012, and February 28, 2011:

	2013	2012	2011

Earnings before income taxes:
Canada	$1,017,263	$1,797,445	$762,748
United States	(119,307)	(153,484)	(164,167)
Total	$897,956	$1,643,961	$598,851

Provision for income taxes:
Current	$-	$-	$-
Deferred, Canada	306,652	93,103	680,879
Deferred, United States	-	-	-
Total	$306,652	$93,103	$680,879

Income tax computed at statutory tax rates reconciles to the income tax provision, using a 25% (2012 – 26.25%, 2011 – 28.17%) statutory tax rate, as follows:

	2013	2012	2011

Tax at statutory rates at CDN rates	$220,492	$431,540	$168,696
Foreign loss taxed at US rates	(16,690)	(17,894)	(14,356)
Effect of change in statutory rate	-	14,400	19,500
Effect of foreign exchange on loss carry-forwards	(150,732)	(100,346)	204,076
Stock-based compensation	37,979	108,776	471,812
Expiry of loss carry-forwards	-	104,076	16,742
Other items, net	38,652	(23,278)	(4,420)
Change in valuation allowance	176,951	(424,171)	(181,171)
Income tax provision for year	$306,652	$93,103	$680,879

As at February 28, 2013, the Company and its subsidiaries have accumulated net operating losses in the amount of approximately $6.2 million which can be applied against future earnings in Canada and $8.3 million in the United States. The net operating loss carry forward amounts commence to expire in 2025 through 2032.

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	2013	2012

Operating and other losses carried forward	$4,755,713	$4,684,015
Property, plant and equipment	935,074	1,141,065
Trademark and deferred costs	104,716	104,529
Un-realized foreign exchange loss	43,576	39,171
Financing costs	-	-
Total deferred tax assets	5,839,079	5,968,780
Valuation allowance	(3,431,104)	(3,254,153)

Net deferred tax assets	$2,407,975	$2,714,627

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of tax assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company has recognized a valuation allowance for those deferred tax assets for which realization is not more likely than not to occur.

The tax years that remain open to examination by the tax authorities are generally 2008 - 2013. The net operating losses from prior years are subject to adjustment under examination to the extent they remain unutilized in an open year.

There are no uncertain tax positions to recognize at February 28, 2013 and February 29, 2012.

Commitments	12 Months Ended
Feb. 28, 2013
Commitments [Text Block]
11.	Commitments

The Company is committed to certain agreements and operating leases. The minimum amounts due over the remaining terms of those agreements are as follows:

2014	$865,541
2015	871,202
2016	860,803
2017	883,452
2018	484,212
and thereafter	540,752

Total future minimum payments	$4,505,962

During the years ended February 28, 2013, February 29, 2012, and February 28, 2011, we incurred rental expenses of $931,224, $893,951, and $902,837 respectively.

Contingencies	12 Months Ended
Feb. 28, 2013
Contingencies [Text Block]
12.	Contingencies

The Company is a party to various legal claims which have arisen in the normal course of business, none of which are expected to have a material adverse effect on the financial position, results of operations, or cash flows of the Company.

Related Party Transactions	12 Months Ended
Feb. 28, 2013
Related Party Transactions [Text Block]
13.	Related Party Transactions

Related party transactions not disclosed elsewhere are as follows:

		2013	2012	2011

i)	Incurred consulting fees with a company related by a director in common	$84,000	$84,000	$84,000

ii)	Incurred professional service fees with a company related by a director in common	$528,000	$528,000	$528,000

iii)	Incurred marketing consulting services with a company related by a director in common	$80,800	$76,700	$74,200

iv)	Incurred bottling services from a company related by a direct in common	$89,493	$574	$748

v)	Incurred consulting fees with a company related by an officer in common	$271,400	$260,350	$239,118

vi)	Incurred services from a company related by a director in common	$3,763	$7,217	$4,070

Fair Value of Financial Instruments	12 Months Ended
Feb. 28, 2013
Fair Value of Financial Instruments [Text Block]
14.	Fair Value of Financial Instruments

The Company’s financial assets and financial liabilities as at February 28, 2013, measured at fair value on a recurring basis are summarized below:

	Quoted Prices	Significant	Significant
	in Active	Observable	Unobservable	Balance,
	Market	Inputs	Inputs	February 28,
	(Level 1)	(Level 2)	(Level 3)	2013
Cash and cash equivalents	$53,352	$-	$-	$53,352
Derivative liability	-	-	(244,891)	(244,891)

	$53,352	$-	$(244,891)	$(191,539)

The Company’s financial assets and financial liabilities as at February 29, 2012, measured at fair value on a recurring basis are summarized below:

	Quoted Prices	Significant	Significant
	in Active	Observable	Unobservable	Balance,
	Market	Inputs	Inputs	February 29,
	(Level 1)	(Level 2)	(Level 3)	2012

Cash and cash equivalents	$1,189,539	$-	$-	$1,189,539
Derivative liability	-	-	(263,143)	(263,143)

	$1,189,539	$-	$(263,143)	$926,396

The fair value of cash and cash equivalents approximates its carrying value.

The fair value of the derivative liability for non-employee stock options is determined through use of the Black-Scholes model (Note 9).

Segmented Information	12 Months Ended
Feb. 28, 2013
Segmented Information [Text Block]
15.	Segmented Information

The Company operates in one industry segment being the production and distribution of beverages. The Company’s principal operations are comprised of an integrated bottling and distribution system for beverages. Substantially, all of the Company’s operations, assets and employees are located in Canada and net revenue from export sales during all the years reported are less than 10%.

During the year ended February 28, 2013, the Company’s ten largest customers comprised approximately 92% (2012 - 87%; 2011 - 86%) and no one customer comprised more than 83% (2012 - 78%; 2011 - 73%). As at February 28, 2013 and February 29, 2012, one customer comprised more than 10% of trade receivables.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Feb. 28, 2013
Nature of Operations [Policy Text Block]
Nature of Operations

Leading Brands, Inc. (the “Company”) and its subsidiaries are involved in the development, production, marketing and distribution of the Company’s branded beverage brands and bottling for third parties.

The Company sells branded beverage products through its Integrated Distribution System (IDS) of distributors, wholesalers, and grocery chains. Its principal product lines include juices and other premium beverages. The bottling plant provides bottling services for the Company’s own products and for an external customer. The Company also uses the services of third party bottlers as required to meet its objectives.

Use of Estimates [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes.

On an ongoing basis, the Company evaluates its estimates, including those related to inventories, trade receivables, useful lives of property, plant and equipment, income taxes, and stock-based compensation, among others. The reported amounts and note disclosures are determined using management’s best estimates based on assumptions that reflect the most probable set of economic conditions and planned course of action. Actual results could differ from those estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Foreign Currency Translation [Policy Text Block]
Foreign Currency Translation

The Company’s functional and reporting currency is the Canadian dollar. Foreign-currency denominated transactions are translated at the rate of exchange prevailing at the time of the transaction. Monetary assets and liabilities have been translated into Canadian dollars at the year-end exchange rate. All such exchange gains and losses are included in the determination of income.

Cash and Cash Equivalents [Policy Text Block]
Cash and Cash Equivalents	Amounts recognized as cash and cash equivalents include investments of surplus cash in highly liquid securities with maturities at date of purchase of three months or less.

Accounts Receivable [Policy Text Block]
Accounts Receivable

Accounts receivable invoices are recorded when the products are delivered and title transfers to customers or when bottling services are performed and collection of related receivables is reasonably assured. Allowances for doubtful accounts are based primarily on historical write-off experience. Account balances that are deemed uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Allowances for doubtful accounts of $124,672 and $43,353 as of February 28, 2013 and February 29, 2012, respectively, are netted against accounts receivable.

Inventory [Policy Text Block]
Inventory

Raw materials and finished goods purchased for resale are valued at the lower of cost, determined on a first-in, first-out basis, and market value. Finished goods, produced from manufacturing operations, are valued at the lower of standard cost which approximates average cost of raw materials, direct labour and overhead and market value. The provisions for obsolete or excess inventory are based on estimated forecasted usage of inventories. A significant change in demand for certain products as compared to forecasted amounts may result in recording additional provisions for obsolete inventory. Provisions for obsolete or excess inventory are recorded as cost of goods sold.

Property, plant and equipment [Policy Text Block]
Property, plant and equipment	Property, plant and equipment are recorded at cost and are amortized using the declining-balance method at annual rates as follows:

Plant and equipment	7% - 20%
Buildings	5%
Automotive equipment	20%
Land improvements	8%
Furniture, fixtures, computer hardware and software	20%

Leasehold improvements are amortized over the lesser of their expected life or the lease term.

Management reviews property, plant and equipment for impairment when conditions exist that indicate the carrying amount of the assets may not be fully recoverable. If required an undiscounted operating cash flow analysis is completed to determine if impairment exists. When testing for impairment of assets held for use, assets and liabilities are grouped at the lowest level for which cash flows are separately identifiable. If impairment is determined to exist, the loss is calculated based on estimated fair value.

Leases [Policy Text Block]
Leases

Leases are classified as either capital or operating in nature. Capital leases are those which substantially transfer the benefits and risks of ownership to the lessee. Obligations recorded under capital leases are reduced by the principal portion of lease payments. The imputed interest portion of the lease payment is charged to expense.

Revenue Recognition [Policy Text Block]
Revenue Recognition

Revenue on sales of products is recognized when the products are delivered and title transfers to customers. Revenues from the provision of manufacturing, packaging or other services are recognized when the services are performed and collection of related receivables is reasonably assured. The Company records shipping and handling revenue as a component of sales revenue, and shipping and handling costs are included in the cost of sales.

Incentives offered to customers including rebates, cash discounts, volume discounts, and slotting fees are recorded as a reduction of net sales when sales are recognized.

Advertising Costs [Policy Text Block]
Advertising Costs

Advertising costs, which also include samples, trade show, product demo, media promotion costs are expensed as incurred. During the year ended February 28, 2013, February 29, 2012 and February 28, 2011, we incurred advertising cost of $646,915, $419,070 and $374,733, respectively.

Earnings (loss) per common share [Policy Text Block]
Earnings (loss) per common share

The Company uses the Treasury Stock Method to calculate earnings (loss) per common share. Under this method basic earnings (loss) per share is based on the weighted average aggregate number of common and non-voting shares outstanding during each period. The diluted earnings per share calculation assumes that the outstanding stock options and share purchase warrants had been exercised at the beginning of the period.

Stock-Based Compensation [Policy Text Block]
Stock-Based Compensation

Compensation costs are charged to the Consolidated Statements of Income (Loss) and Comprehensive Income (Loss). Compensation costs for employees are amortized over the period from the grant date to the date the options vest. Compensation expense for non-employees is recognized immediately for past services and pro-rata for future services over the service provision period. Compensation for non-employees is re-measured at each balance sheet date until the earlier of the vesting date or the date of completion of the service. Upon exercise of stock options, the consideration paid by the option holder, together with the amount previously recognized in additional paid-in capital, is recorded as an increase to share capital.

The Company uses the Black-Scholes option valuation model to calculate the fair value of stock options at the date of grant. Option pricing models require the input of highly subjective assumptions, including the expected price volatility. Changes in these assumptions can materially affect the fair value estimate.

Changes in fair value are recognized as stock compensation until fully vested, and after that time as change in fair value.

Income Tax [Policy Text Block]
Income Tax

Deferred income tax assets and liabilities are computed based on differences between the carrying amount of assets and liabilities on the balance sheet and their corresponding tax values using the enacted income tax rates by tax jurisdiction when these differences are expected to be realized. Deferred income tax assets also result from unused loss carry-forwards and other deductions. The valuation of deferred income tax assets is reviewed annually and adjusted, if necessary, by use of a valuation allowance to reflect the estimated realizable amount. Significant management judgement is required in determining the provision for income taxes, the deferred income tax assets and liabilities and any valuation allowance recorded against the net future income tax assets. Management evaluates all available evidence, such as recent and expected future operating results by tax jurisdiction, and current and enacted tax legislation and other temporary differences between book and tax accounting to determine whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. Management has determined certain of these deferred tax assets do not meet the more likely than not criteria, and accordingly, these deferred income tax asset amounts have been partially offset by a valuation allowance (Note 10). No reserves for an uncertain tax position have been recorded for the years ended February 28, 2013 or February 29, 2012.

Comprehensive Income [Policy Text Block]
Comprehensive Income	Comprehensive income includes both net earnings and other comprehensive income which are presented in a single continuous statement.

Fair Value Measurements [Policy Text Block]
Fair Value Measurements

The book value of cash and cash equivalents, accounts receivable, and accounts payable and accrued liabilities approximate their fair values due to the immediate or short-term maturity of those instruments. Based on borrowing rates currently available to the Company under similar terms, the book value of long term debt and capital lease obligations approximate their fair values. The fair value hierarchy under US GAAP is based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;

Recent Accounting Pronouncements [Policy Text Block]
Recent Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (FASB) issued guidance that requires an entity to disclose information showing the effect of items reclassified from accumulated other comprehensive income on the line items of net income. The provisions of this new guidance were effective prospectively as of the beginning of the year ended February 28, 2014.

In July 2012, the FASB issued new accounting guidance that permits an entity to first assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform a quantitative impairment test. An entity would continue to calculate the fair value of an indefinite-lived intangible asset if the asset fails the qualitative assessment, while no further analysis would be required if it passes. The provisions of the new guidance were effective as of the beginning of the year ended February 28, 2014. We do not expect the new guidance to have an impact on our 2014 impairment test results.

In December 2011, the FASB issued new disclosure requirements that are intended to enhance current disclosures on offsetting financial assets and liabilities. The new disclosures require an entity to disclose both gross and net information about derivative instruments accounted for in accordance with the guidance on derivatives and hedging that are eligible for offset on the balance sheet and instruments and transactions subject to an agreement similar to a master netting arrangement. The provisions of the new disclosure requirements are effective as of the beginning of the year ended February 28, 2015. We are currently evaluating the impact of the new guidance on our financial statements.

Operations and Summary of Significant Accounting Principles (Tables)	12 Months Ended
Feb. 28, 2013
Schedule of Allowance for Doubtful Accounts [Table Text Block]

Allowances for Doubtful Accounts	2013	2012	2011

Balance at beginning of year	$43,353	$24,227	$70,249
Bad debt provision	95,838	35,925	30,183
Write-off of receivables	(14,519)	(16,799)	(76,205)
Balance at end of year	$124,672	$43,353	$24,227

Schedule of Significant Acquisitions and Disposals of Property, plant and equipment [Table Text Block]
Plant and equipment	7% - 20%
Buildings	5%
Automotive equipment	20%
Land improvements	8%
Furniture, fixtures, computer hardware and software	20%

Inventory (Tables)	12 Months Ended
Feb. 28, 2013
Schedule of Inventory [Table Text Block]
	2013	2012
Finished goods, net	$526,810	$610,421
Raw materials	552,780	671,232
	$1,079,590	$1,281,653

Schedule of Inventory Obsolescence Provision [Table Text Block]
Inventory Obsolescence Provision	2013	2012	2011

Balance at beginning of year	$115,413	$117,320	$118,652
Obsolescence provision	242,717	88,883	600,358
Write-off of inventory	(229,024)	(90,790)	(601,690)
Balance at end of year	$129,106	$115,413	$117,320

Property, Plant and Equipment (Tables)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Schedule of Property, Plant and Equipment [Table Text Block]
		2013
		Accumulated
	Cost	Depreciation	Net
Plant and equipment	$15,572,642	$8,210,156	$7,362,486
Buildings	1,931,944	1,201,991	729,953
Automotive equipment	274,899	35,765	239,134
Land	433,613	-	433,613
Land improvements	1,861	1,226	635
Leasehold improvements	594,730	182,224	412,506
Furniture and fixtures	602,617	554,837	47,780
Computer hardware and software	2,259,805	1,961,269	298,536
	$21,672,111	$12,147,468	$9,524,643

		2012
		Accumulated
	Cost	Depreciation	Net
Plant and equipment	$14,851,617	$7,689,018	$7,162,599
Buildings	1,931,944	1,163,572	768,372
Automotive equipment	9,567	8,934	633
Land	433,613	-	433,613
Land improvements	1,861	1,171	690
Leasehold improvements	229,482	170,409	59,073
Furniture and fixtures	603,049	544,013	59,036
Computer hardware and software	2,604,200	2,266,249	337,951
	$20,665,333	$11,843,366	$8,821,967

Prepaid Expenses and Deposits (Tables)	12 Months Ended
Feb. 28, 2013
Schedule of Prepaid Expenses and Deposits [Table Text Block]
	2013	2012
Slotting fees	$112,625	$29,354
Insurance premiums	72,093	61,459
Rental deposits and other	122,439	82,837
	$307,157	$173,650

Long-term Debt (Tables)	12 Months Ended
Feb. 28, 2013
Schedule of Long-term Debt [Table Text Block]
		2013	2012
a)	Capital lease, principal and interest repayable at $12,729 per month including interest at a seven-year fixed rate of 6.125% per annum, collateralized by certain pieces of manufacturing equipment until September, 2014.	$218,374	$353,226
		218,374	353,226
	Less: current portion	143,347	134,852
		$75,027	$218,374

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
	Principal	Interest
2014	$143,347	$9,396
2015	75,027	1,346
	$218,374	$10,742

Shareholders Equity (Tables)	12 Months Ended
Feb. 28, 2013
Schedule of Stock by Class [Table Text Block]
a)	Share capital	Number of Authorized Shares
		2013	2012	2011
	Common shares without par value	500,000,000	500,000,000	500,000,000

	Preferred shares without par value	9,999,900	9,999,900	9,999,900
	Series “A” preferred shares	1,000,000	1,000,000	1,000,000
	Series “B” preferred shares	100	100	100
	Series “C” preferred shares	1,000,000	1,000,000	1,000,000
	Series “D” preferred shares	4,000,000	4,000,000	4,000,000
	Series “E” preferred shares	4,000,000	4,000,000	4,000,000
		20,000,000	20,000,000	20,000,000

Schedule of Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
		Weighted
		Average	Weighted		Weighted
	Number of	Remaining	Average	Number of	Average
Range of	Options	Contractual	Exercise	Options	Exercise
Exercise Prices	Outstanding	Life (Years)	Price (USD)	Exercisable	Price (USD)
$2.45 to $2.99	692,000	7.25	$2.45	692,000	$2.45
$3.00 to $3.99	174,000	5.80	3.19	146,182	3.15
$4.00 to $5.99	40,433	1.54	5.07	40,433	5.07
$6.00 to $24.65	48,000	4.66	9.33	47,410	9.37
	954,433			926,025

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted Average
	Outstanding	Exercise Price
	Options	(USD)
Options outstanding as at February 28, 2010	435,800	$4.74
Granted	747,000	2.45
Forfeited	(64,166)	3.16
Expired	(149,634)	4.82
Options outstanding as at February 28, 2011	969,000	3.07
Granted	20,000	3.00
Expired	(5,167)	7.22
Exercised	(7,400)	2.63
Options outstanding as at February 29, 2012	976,433	3.05
Granted	-	-
Expired	(2,000)	6.20
Exercised	(20,000)	3.00
Options outstanding as at February 28, 2013	954,433	$3.04
Options exercisable, February 28, 2013	926,025	3.03
Options vested and expected to vest	954,433	$3.04

Schedule of Non-vested Stock Option Activity and Related Information [Table Text Block]
		Weighted Average
		Exercise
	Outstanding Options	Price (USD)
Non-vested at March 1, 2012	71,874	$3.87
Granted	-	-
Vested	(21,466)	5.04
Exercised	(20,000)	3.00
Expired	(2,000)	6.20
Non-vested at February 28, 2013	28,408	$3.43

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
	Number of	Average
	Warrants	Exercise Price
		(USD)

Share purchase warrants issued and outstanding, February 29, 2012 and February 28, 2011	363,400	$19.75

Expired	(363,400)	$19.75

Share purchase warrants issued and outstanding, February 28, 2013	-	$-

Schedule of Weighted Average Number of Shares [Table Text Block]
	2013	2012	2011
Weighted average shares - basic EPS	3,012,647	3,368,751	3,853,866

Plus: incremental shares from assumed exercise of stock options	302,115	173,108	-
Weighted average shares - diluted EPS	3,314,762	3,541,859	3,853,866

Schedule of Earnings (loss) per common share [Table Text Block]
	2013	2012	2011
Net income (loss)	$591,304	$1,550,858	$(82,028)
Gain/ Loss from dilutive instruments	(18,252)	17,160	-
Net Income	$573,052	$1,568,018	$(82,028)
Earnings(loss) per share, basic	$0.20	$0.46	$(0.02)
Earnings (loss) per share, diluted	$0.17	$0.44	$(0.02)

Stock-Based Compensation (Tables)	12 Months Ended
Feb. 28, 2013
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2013	2012	2011

Risk-free rate	-	1.11%	3.29%
Dividend yield	-	nil%	nil%
Volatility factor of the expected market price of the Company’s common shares	-	97%	94%
Weighted average expected life of the options (months)	-	120	120

Derivative Liability (Tables)	12 Months Ended
Feb. 28, 2013
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
	2013	2012	2011
Derivative liability, opening balance	$263,143	$245,983	$-
Fair value of non-employee options granted	-	-	180,306
Fair value of non-employee options exercised	-	-	-
Change in fair value of options	(18,252)	17,160	65,677
Derivative liability, closing balance	$244,891	$263,143	$245,983

Income Tax (Tables)	12 Months Ended
Feb. 28, 2013
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2013	2012	2011

Earnings before income taxes:
Canada	$1,017,263	$1,797,445	$762,748
United States	(119,307)	(153,484)	(164,167)
Total	$897,956	$1,643,961	$598,851

Provision for income taxes:
Current	$-	$-	$-
Deferred, Canada	306,652	93,103	680,879
Deferred, United States	-	-	-
Total	$306,652	$93,103	$680,879

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2013	2012	2011

Tax at statutory rates at CDN rates	$220,492	$431,540	$168,696
Foreign loss taxed at US rates	(16,690)	(17,894)	(14,356)
Effect of change in statutory rate	-	14,400	19,500
Effect of foreign exchange on loss carry-forwards	(150,732)	(100,346)	204,076
Stock-based compensation	37,979	108,776	471,812
Expiry of loss carry-forwards	-	104,076	16,742
Other items, net	38,652	(23,278)	(4,420)
Change in valuation allowance	176,951	(424,171)	(181,171)
Income tax provision for year	$306,652	$93,103	$680,879

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2013	2012

Operating and other losses carried forward	$4,755,713	$4,684,015
Property, plant and equipment	935,074	1,141,065
Trademark and deferred costs	104,716	104,529
Un-realized foreign exchange loss	43,576	39,171
Financing costs	-	-
Total deferred tax assets	5,839,079	5,968,780
Valuation allowance	(3,431,104)	(3,254,153)

Net deferred tax assets	$2,407,975	$2,714,627

Commitments (Tables)	12 Months Ended
Feb. 28, 2013
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2014	$865,541
2015	871,202
2016	860,803
2017	883,452
2018	484,212
and thereafter	540,752

Total future minimum payments	$4,505,962

Related Party Transactions (Tables)	12 Months Ended
Feb. 28, 2013
Schedule of Related Party Transactions [Table Text Block]
		2013	2012	2011

i)	Incurred consulting fees with a company related by a director in common	$84,000	$84,000	$84,000

ii)	Incurred professional service fees with a company related by a director in common	$528,000	$528,000	$528,000

iii)	Incurred marketing consulting services with a company related by a director in common	$80,800	$76,700	$74,200

iv)	Incurred bottling services from a company related by a direct in common	$89,493	$574	$748

v)	Incurred consulting fees with a company related by an officer in common	$271,400	$260,350	$239,118

vi)	Incurred services from a company related by a director in common	$3,763	$7,217	$4,070

Fair Value of Financial Instruments (Tables)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Quoted Prices	Significant	Significant
	in Active	Observable	Unobservable	Balance,
	Market	Inputs	Inputs	February 28,
	(Level 1)	(Level 2)	(Level 3)	2013
Cash and cash equivalents	$53,352	$-	$-	$53,352
Derivative liability	-	-	(244,891)	(244,891)

	$53,352	$-	$(244,891)	$(191,539)

	Quoted Prices	Significant	Significant
	in Active	Observable	Unobservable	Balance,
	Market	Inputs	Inputs	February 29,
	(Level 1)	(Level 2)	(Level 3)	2012

Cash and cash equivalents	$1,189,539	$-	$-	$1,189,539
Derivative liability	-	-	(263,143)	(263,143)

	$1,189,539	$-	$(263,143)	$926,396

Operations and Summary of Significant Accounting Principles (Narrative) (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Operations And Summary Of Significant Accounting Principles 1	124,672
Operations And Summary Of Significant Accounting Principles 2	43,353
Operations And Summary Of Significant Accounting Principles 3	646,915
Operations And Summary Of Significant Accounting Principles 4	419,070
Operations And Summary Of Significant Accounting Principles 5	374,733

Inventory (Narrative) (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Inventory 1	129,106
Inventory 2	115,413

Property, Plant and Equipment (Narrative) (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Property, Plant And Equipment 1	2,687,820
Property, Plant And Equipment 2	2,687,820
Property, Plant And Equipment 3	902,312
Property, Plant And Equipment 4	767,919
Property, Plant And Equipment 5	0

Long-term Debt (Narrative) (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Long-term Debt 1	3,500,000
Long-term Debt 2	3,500,000
Long-term Debt 3	817,700
Long-term Debt 4	440,000
Long-term Debt 5	1.00%
Long-term Debt 6	1.50%
Long-term Debt 7	1.00%
Long-term Debt 8	1.50%
Long-term Debt 9	1,000,000

Lease Inducement (Narrative) (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Lease Inducement 1	115,016
Lease Inducement 2	5
Lease Inducement 3	24,491
Lease Inducement 4	25,560
Lease Inducement 5	25,560

Shareholders Equity (Narrative) (Details)	12 Months Ended
	Feb. 28, 2013 USD ($)	Feb. 28, 2013 CAD
Shareholders Equity 1	326,187	326,187
Shareholders Equity 2		1,544,342
Shareholders Equity 3		11.34
Shareholders Equity 4		3,694,332
Shareholders Equity 5		2,149,990
Shareholders Equity 6	344,381	344,381
Shareholders Equity 7		1,149,228
Shareholders Equity 8	5,600	5,600
Shareholders Equity 9		19,536
Shareholders Equity 10		11.34
Shareholders Equity 11		3,968,492
Shareholders Equity 12		2,780,192
Shareholders Equity 13	349,626	349,626
Shareholders Equity 14		1,032,524
Shareholders Equity 15	5,600	5,600
Shareholders Equity 16		19,536
Shareholders Equity 17		3,901,323
Shareholders Equity 18		2,888,335
Shareholders Equity 19	20.00%	20.00%
Shareholders Equity 20	10	10
Shareholders Equity 21	22,200
Shareholders Equity 22	8,060
Shareholders Equity 23	0
Shareholders Equity 24	945,640
Shareholders Equity 25	1,059,900
Shareholders Equity 26	667,950
Shareholders Equity 27	936,711
Shareholders Equity 28	1,023,571
Shareholders Equity 29	560,052
Shareholders Equity 30	$ 97,377
Shareholders Equity 31	1	1
Shareholders Equity 32	330,000	330,000
Shareholders Equity 33	33,400	33,400
Shareholders Equity 34	473,833	473,833
Shareholders Equity 35	511,400	511,400
Shareholders Equity 36	1,332,400	1,332,400

Stock-Based Compensation (Narrative) (Details)	12 Months Ended
	Feb. 28, 2013 USD ($)	Feb. 28, 2013 CAD
Stock-based Compensation 1	$ 2.65
Stock-based Compensation 2	2.17
Stock-based Compensation 3		151,916
Stock-based Compensation 4		414,822
Stock-based Compensation 5		1,494,569

Derivative Liability (Narrative) (Details) (USD $)	12 Months Ended
Feb. 28, 2013 M
Derivative Liability 1	1.55%
Derivative Liability 2	1.78%
Derivative Liability 3	0
Derivative Liability 4	111.90%
Derivative Liability 5	113.40%
Derivative Liability 6	87
Derivative Liability 7	99
Derivative Liability 8	$ 2.45

Income Tax (Narrative) (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
Feb. 28, 2013
Income Tax 1	25.00%
Income Tax 2	26.25%
Income Tax 3	28.17%
Income Tax 4	6.2
Income Tax 5	8.3

Commitments (Narrative) (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Commitments 1	931,224
Commitments 2	893,951
Commitments 3	902,837

Segmented Information (Narrative) (Details)	12 Months Ended
Feb. 28, 2013
Segmented Information 1	10.00%
Segmented Information 2	92.00%
Segmented Information 3	87.00%
Segmented Information 4	86.00%
Segmented Information 5	83.00%
Segmented Information 6	78.00%
Segmented Information 7	73.00%
Segmented Information 8	10.00%

Schedule of Allowance for Doubtful Accounts (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 1	43,353
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 2	24,227
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 3	70,249
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 4	95,838
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 5	35,925
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 6	30,183
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 7	(14,519)
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 8	(16,799)
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 9	(76,205)
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 10	124,672
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 11	43,353
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 12	24,227

Schedule of Significant Acquisitions and Disposals of Property, plant and equipment (Details)	12 Months Ended
Feb. 28, 2013
Operations And Summary Of Significant Accounting Principles Schedule Of Significant Acquisitions And Disposals Of Property, Plant And Equipment 1	7.00%
Operations And Summary Of Significant Accounting Principles Schedule Of Significant Acquisitions And Disposals Of Property, Plant And Equipment 2	20.00%
Operations And Summary Of Significant Accounting Principles Schedule Of Significant Acquisitions And Disposals Of Property, Plant And Equipment 3	5.00%
Operations And Summary Of Significant Accounting Principles Schedule Of Significant Acquisitions And Disposals Of Property, Plant And Equipment 4	20.00%
Operations And Summary Of Significant Accounting Principles Schedule Of Significant Acquisitions And Disposals Of Property, Plant And Equipment 5	8.00%
Operations And Summary Of Significant Accounting Principles Schedule Of Significant Acquisitions And Disposals Of Property, Plant And Equipment 6	20.00%

Schedule of Inventory (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Inventory Schedule Of Inventory 1	526,810
Inventory Schedule Of Inventory 2	610,421
Inventory Schedule Of Inventory 3	552,780
Inventory Schedule Of Inventory 4	671,232
Inventory Schedule Of Inventory 5	1,079,590
Inventory Schedule Of Inventory 6	1,281,653

Schedule of Inventory Obsolescence Provision (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Inventory Schedule Of Inventory Obsolescence Provision 1	115,413
Inventory Schedule Of Inventory Obsolescence Provision 2	117,320
Inventory Schedule Of Inventory Obsolescence Provision 3	118,652
Inventory Schedule Of Inventory Obsolescence Provision 4	242,717
Inventory Schedule Of Inventory Obsolescence Provision 5	88,883
Inventory Schedule Of Inventory Obsolescence Provision 6	600,358
Inventory Schedule Of Inventory Obsolescence Provision 7	(229,024)
Inventory Schedule Of Inventory Obsolescence Provision 8	(90,790)
Inventory Schedule Of Inventory Obsolescence Provision 9	(601,690)
Inventory Schedule Of Inventory Obsolescence Provision 10	129,106
Inventory Schedule Of Inventory Obsolescence Provision 11	115,413
Inventory Schedule Of Inventory Obsolescence Provision 12	117,320

Schedule of Property, Plant and Equipment (Details) (CAD)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1	15,572,642
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2	8,210,156
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3	7,362,486
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4	1,931,944
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5	1,201,991
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6	729,953
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7	274,899
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8	35,765
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9	239,134
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10	433,613
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11	0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12	433,613
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13	1,861
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14	1,226
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 15	635
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 16	594,730
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 17	182,224
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 18	412,506
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 19	602,617
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 20	554,837
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 21	47,780
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 22	2,259,805
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 23	1,961,269
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 24	298,536
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 25	21,672,111
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 26	12,147,468
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 27	9,524,643
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1		14,851,617
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2		7,689,018
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3		7,162,599
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4		1,931,944
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5		1,163,572
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6		768,372
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7		9,567
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8		8,934
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9		633
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10		433,613
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11		0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12		433,613
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13		1,861
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14		1,171
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 15		690
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 16		229,482
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 17		170,409
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 18		59,073
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 19		603,049
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 20		544,013
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 21		59,036
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 22		2,604,200
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 23		2,266,249
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 24		337,951
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 25		20,665,333
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 26		11,843,366
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 27		8,821,967

Schedule of Prepaid Expenses and Deposits (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 1	112,625
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 2	29,354
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 3	72,093
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 4	61,459
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 5	122,439
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 6	82,837
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 7	307,157
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 8	173,650

Schedule of Long-term Debt (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Long-term Debt Schedule Of Long-term Debt 1	12,729
Long-term Debt Schedule Of Long-term Debt 2	6.13%
Long-term Debt Schedule Of Long-term Debt 3	218,374
Long-term Debt Schedule Of Long-term Debt 4	353,226
Long-term Debt Schedule Of Long-term Debt 5	218,374
Long-term Debt Schedule Of Long-term Debt 6	353,226
Long-term Debt Schedule Of Long-term Debt 7	143,347
Long-term Debt Schedule Of Long-term Debt 8	134,852
Long-term Debt Schedule Of Long-term Debt 9	75,027
Long-term Debt Schedule Of Long-term Debt 10	218,374

Schedule of Future Minimum Lease Payments for Capital Leases (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases 1	143,347
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases 2	9,396
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases 3	75,027
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases 4	1,346
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases 5	218,374
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases 6	10,742

Schedule of Stock by Class (Details)	12 Months Ended
Feb. 28, 2013
Shareholders Equity Schedule Of Stock By Class 1	500,000,000
Shareholders Equity Schedule Of Stock By Class 2	500,000,000
Shareholders Equity Schedule Of Stock By Class 3	500,000,000
Shareholders Equity Schedule Of Stock By Class 4	9,999,900
Shareholders Equity Schedule Of Stock By Class 5	9,999,900
Shareholders Equity Schedule Of Stock By Class 6	9,999,900
Shareholders Equity Schedule Of Stock By Class 7	1,000,000
Shareholders Equity Schedule Of Stock By Class 8	1,000,000
Shareholders Equity Schedule Of Stock By Class 9	1,000,000
Shareholders Equity Schedule Of Stock By Class 10	100
Shareholders Equity Schedule Of Stock By Class 11	100
Shareholders Equity Schedule Of Stock By Class 12	100
Shareholders Equity Schedule Of Stock By Class 13	1,000,000
Shareholders Equity Schedule Of Stock By Class 14	1,000,000
Shareholders Equity Schedule Of Stock By Class 15	1,000,000
Shareholders Equity Schedule Of Stock By Class 16	4,000,000
Shareholders Equity Schedule Of Stock By Class 17	4,000,000
Shareholders Equity Schedule Of Stock By Class 18	4,000,000
Shareholders Equity Schedule Of Stock By Class 19	4,000,000
Shareholders Equity Schedule Of Stock By Class 20	4,000,000
Shareholders Equity Schedule Of Stock By Class 21	4,000,000
Shareholders Equity Schedule Of Stock By Class 22	20,000,000
Shareholders Equity Schedule Of Stock By Class 23	20,000,000
Shareholders Equity Schedule Of Stock By Class 24	20,000,000

Schedule of Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) (USD $)	12 Months Ended
Feb. 28, 2013
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1	$ 2.45
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2	$ 2.99
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3	692,000
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4	7.25
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5	$ 2.45
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6	692,000
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7	$ 2.45
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8	$ 3
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9	$ 3.99
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10	174,000
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11	5.8
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12	$ 3.19
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13	146,182
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14	$ 3.15
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15	$ 4
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16	$ 5.99
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17	40,433
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18	1.54
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19	$ 5.07
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20	40,433
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21	$ 5.07
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22	$ 6
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23	$ 24.65
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24	48,000
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25	4.66
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26	$ 9.33
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27	47,410
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28	$ 9.37
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29	954,433
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30	926,025

Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
Feb. 28, 2013
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 1	435,800
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 2	$ 4.74
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 3	747,000
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 4	$ 2.45
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 5	(64,166)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 6	$ 3.16
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 7	(149,634)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 8	$ 4.82
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 9	969,000
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 10	$ 3.07
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 11	20,000
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 12	$ 3
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 13	(5,167)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 14	$ 7.22
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 15	(7,400)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 16	$ 2.63
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 17	976,433
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 18	$ 3.05
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 19	0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 20	$ 0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 21	(2,000)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 22	$ 6.2
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 23	(20,000)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 24	$ 3
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 25	954,433
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 26	$ 3.04
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 27	926,025
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 28	$ 3.03
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 29	954,433
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 30	$ 3.04

Schedule of Non-vested Stock Option Activity and Related Information (Details) (USD $)	12 Months Ended
Feb. 28, 2013
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 1	71,874
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 2	$ 3.87
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 3	0
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 4	$ 0
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 5	(21,466)
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 6	$ 5.04
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 7	(20,000)
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 8	$ 3
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 9	(2,000)
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 10	$ 6.2
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 11	28,408
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 12	$ 3.43

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) (USD $)	12 Months Ended
Feb. 28, 2013
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	363,400
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	$ 19.75
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	(363,400)
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	$ 19.75
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	0
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	$ 0

Schedule of Weighted Average Number of Shares (Details)	12 Months Ended
Feb. 28, 2013
Shareholders Equity Schedule Of Weighted Average Number Of Shares 1	3,012,647
Shareholders Equity Schedule Of Weighted Average Number Of Shares 2	3,368,751
Shareholders Equity Schedule Of Weighted Average Number Of Shares 3	3,853,866
Shareholders Equity Schedule Of Weighted Average Number Of Shares 4	302,115
Shareholders Equity Schedule Of Weighted Average Number Of Shares 5	173,108
Shareholders Equity Schedule Of Weighted Average Number Of Shares 6	0
Shareholders Equity Schedule Of Weighted Average Number Of Shares 7	3,314,762
Shareholders Equity Schedule Of Weighted Average Number Of Shares 8	3,541,859
Shareholders Equity Schedule Of Weighted Average Number Of Shares 9	3,853,866

Schedule of Earnings (loss) per common share (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 1	591,304
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 2	1,550,858
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 3	(82,028)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 4	(18,252)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 5	17,160
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 6	0
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 7	573,052
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 8	1,568,018
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 9	(82,028)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 10	0.2
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 11	0.46
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 12	(0.02)
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 13	0.17
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 14	0.44
Shareholders Equity Schedule Of Earnings (loss) Per Common Share 15	(0.02)

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	0
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	1.11%
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	3.29%
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	0
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5	0.00%
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6	0.00%
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7	0
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8	97.00%
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9	94.00%
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10	0
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 11	120
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 12	120

Schedule of Derivative Liabilities at Fair Value (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 1	263,143
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 2	245,983
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 3	0
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 4	0
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 5	0
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 6	180,306
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 7	0
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 8	0
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 9	0
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 10	(18,252)
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 11	17,160
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 12	65,677
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 13	244,891
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 14	263,143
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 15	245,983

Schedule of Income before Income Tax, Domestic and Foreign (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 1	1,017,263
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 2	1,797,445
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 3	762,748
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 4	(119,307)
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 5	(153,484)
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 6	(164,167)
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 7	897,956
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 8	1,643,961
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 9	598,851
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 10	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 11	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 12	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 13	306,652
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 14	93,103
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 15	680,879
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 16	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 17	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 18	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 19	306,652
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 20	93,103
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 21	680,879

Schedule of Effective Income Tax Rate Reconciliation (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 1	220,492
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 2	431,540
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 3	168,696
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 4	(16,690)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 5	(17,894)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 6	(14,356)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 7	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 8	14,400
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 9	19,500
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 10	(150,732)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 11	(100,346)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 12	204,076
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 13	37,979
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 14	108,776
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 15	471,812
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 16	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 17	104,076
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 18	16,742
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 19	38,652
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 20	(23,278)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 21	(4,420)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 22	176,951
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 23	(424,171)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 24	(181,171)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 25	306,652
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 26	93,103
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 27	680,879

Schedule of Components of Income Tax Expense (Benefit) (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 1	4,755,713
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 2	4,684,015
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 3	935,074
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 4	1,141,065
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 5	104,716
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 6	104,529
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 7	43,576
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 8	39,171
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 9	0
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 10	0
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 11	5,839,079
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 12	5,968,780
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 13	(3,431,104)
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 14	(3,254,153)
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 15	2,407,975
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 16	2,714,627

Schedule of Future Minimum Rental Payments for Operating Leases (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 1	865,541
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 2	871,202
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 3	860,803
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 4	883,452
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 5	484,212
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 6	540,752
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 7	4,505,962

Schedule of Related Party Transactions (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Related Party Transactions Schedule Of Related Party Transactions 1	84,000
Related Party Transactions Schedule Of Related Party Transactions 2	84,000
Related Party Transactions Schedule Of Related Party Transactions 3	84,000
Related Party Transactions Schedule Of Related Party Transactions 4	528,000
Related Party Transactions Schedule Of Related Party Transactions 5	528,000
Related Party Transactions Schedule Of Related Party Transactions 6	528,000
Related Party Transactions Schedule Of Related Party Transactions 7	80,800
Related Party Transactions Schedule Of Related Party Transactions 8	76,700
Related Party Transactions Schedule Of Related Party Transactions 9	74,200
Related Party Transactions Schedule Of Related Party Transactions 10	89,493
Related Party Transactions Schedule Of Related Party Transactions 11	574
Related Party Transactions Schedule Of Related Party Transactions 12	748
Related Party Transactions Schedule Of Related Party Transactions 13	271,400
Related Party Transactions Schedule Of Related Party Transactions 14	260,350
Related Party Transactions Schedule Of Related Party Transactions 15	239,118
Related Party Transactions Schedule Of Related Party Transactions 16	3,763
Related Party Transactions Schedule Of Related Party Transactions 17	7,217
Related Party Transactions Schedule Of Related Party Transactions 18	4,070

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) (CAD)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 1	53,352
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 2	0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 3	0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 4	53,352
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 5	0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 6	0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 7	(244,891)
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 8	(244,891)
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 9	53,352
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 10	0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 11	(244,891)
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 12	(191,539)
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 1		1,189,539
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 2		0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 3		0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 4		1,189,539
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 5		0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 6		0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 7		(263,143)
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 8		(263,143)
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 9		1,189,539
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 10		0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 11		(263,143)
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 12		926,396